Share-based Payment Arrangements - Summary of USIE Option Plans Outstanding Share Options (Detail) - USIE option plans [member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
First share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 1.5	$ 1.5
Weighted Average Remaining Contractual Life (Years)	1 year	2 years
Second and third share options exercise price [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	$ 2.9
Weighted Average Remaining Contractual Life (Years)	1 year 4 months 24 days	2 years 1 month 6 days
Second and third share options exercise price [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share		$ 2.4
Second and third share options exercise price [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share		$ 2.9